Annual Total Returns - Salient Select Income Fund (Class C and Class A) [BarChart] - Load - Salient Select Income Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.09%
Annual Return 2012	19.22%
Annual Return 2013	4.26%
Annual Return 2014	16.72%
Annual Return 2015	(1.12%)
Annual Return 2016	13.56%
Annual Return 2017	1.46%
Annual Return 2018	(8.78%)
Annual Return 2019	18.12%
Annual Return 2020	(3.17%)